Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of effective income tax amount reconciliation

The differences between the effective income tax rate and the U.S. federal statutory income tax rate for the years ended December 31, 2024 and 2023 were as follows (in thousands):

	Year Ended December 31,
	2024	2023
Amount at statutory tax rates	$(61,789)	$(32,548)
Permanent differences	3,000	7
Valuation allowance	64,923	34,961
Stock-based compensation	3,356	892
Federal research and development credit	(9,520)	(3,322)
Other	30	10
Total	$—	$—

Schedule of significant components of the deferred tax asset balances

Significant components of the deferred tax asset balances as of December 31, 2024 and 2023 were as follows (in thousands):

	December 31,	December 31,
	2024	2023
Deferred tax assets:
Net operating losses	$21,573	$10,519
Tax credits	17,407	6,243
Research and development capitalization	74,211	39,059
Accruals and reserves	115	15
Stock-based compensation	3,088	1,361
Operating lease liabilities	6,452	6,842
Other capitalized expenses	11,832	4,567
Gross deferred tax assets	134,678	68,606
Valuation allowance	(127,990)	(61,404)
Deferred tax assets, net of valuation allowance	$6,688	$7,202
Deferred tax liabilities:
Fixed assets	(885)	(1,025)
Operating lease right-of-use assets	(5,803)	(6,177)
Deferred tax liabilities	(6,688)	(7,202)
Total net deferred tax assets	$—	$—

Schedule of company's federal and state net operating loss carryforwards

The following table sets forth the Company’s U.S. federal and state net operating loss carryforwards and tax credits as of December 31, 2024 (in thousands):

	Amount	Begin to Expire
Net operating losses, U.S. federal	$84,664	Do not expire
Net operating losses, U.S. federal	$16,520	2037
Net operating losses, U.S. states	$4,683	2041
Tax credits, U.S. federal	$16,026	2039
Tax credits, U.S. states	$5,289	2037

Schedule of company's federal and state tax credits

The following table sets forth the Company’s U.S. federal and state net operating loss carryforwards and tax credits as of December 31, 2024 (in thousands):

	Amount	Begin to Expire
Net operating losses, U.S. federal	$84,664	Do not expire
Net operating losses, U.S. federal	$16,520	2037
Net operating losses, U.S. states	$4,683	2041
Tax credits, U.S. federal	$16,026	2039
Tax credits, U.S. states	$5,289	2037

Schedule of reconciliation pf unrecognized tax benefits

A reconciliation of the beginning and ending balances of the unrecognized tax benefits for the years ended December 31, 2024 and 2023, is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Beginning balance	$4,116	$2,451
Increases in tax positions in the current period	1,336	3,572
Decreases related to prior year’s tax position	(2,655)	(1,907)
Ending balance	$2,797	$4,116